Cover	Jul. 29, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 29, 2022
Entity Registrant Name	Balchem Corp
Entity Incorporation, State or Country Code	MD
Entity File Number	1-13648
Entity Tax Identification Number	13-2578432
Entity Address, Address Line One	52 Sunrise Park Road
Entity Address, City or Town	New Hampton
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10958
City Area Code	845
Local Phone Number	326-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.06-2/3 per share
Trading Symbol	BCPC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000009326